N-4	Apr. 30, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
Entity Central Index Key	0000821051
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
This supplement should be read, retained, and used in conjunction with the Fidelity Personal Retirement Annuity
®
prospectus. All capitalized terms used but not defined herein have the same meaning as those included in the prospectus.
In “APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT”, the Current Expenses for the below Funds are
updated as indicated below:

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity ® VIP Disciplined Small Cap Portfolio Adviser : Fidelity Management & Research Company LLC	0.40%	20.85%	11.73%	7.40%
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity ® VIP Extended Market Index Portfolio Adviser : Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.12%	17.44%	11.31%	—
Seeks a high level of current income, while also considering growth of capital	Fidelity ® VIP High Income Portfolio Adviser : Fidelity Management & Research Company LLC	0.86%	10.30%	3.83%	3.35%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index	Fidelity ® VIP Index 500 Portfolio Adviser : Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.09%	26.19%	15.56%	11.92%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity ® VIP International Index Portfolio Adviser : Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.16%	16.16%	7.17%	—

Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity ® VIP Total Market Index Portfolio Adviser : Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.11%	26.07%	15.01%	—
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser : Lazard Asset Management LLC	1.15% *	22.61%	5.26%	2.29%

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.

Prospectuses Available [Text Block]	More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at
www.fidelity.com/FPRAreports
. You can also request this information at no cost by calling
1-800-634-9361
or by sending an email request to
filifunddocuments@fidelity.com
	.
Portfolio Companies [Table Text Block]

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity ® VIP Disciplined Small Cap Portfolio Adviser : Fidelity Management & Research Company LLC	0.40%	20.85%	11.73%	7.40%
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity ® VIP Extended Market Index Portfolio Adviser : Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.12%	17.44%	11.31%	—
Seeks a high level of current income, while also considering growth of capital	Fidelity ® VIP High Income Portfolio Adviser : Fidelity Management & Research Company LLC	0.86%	10.30%	3.83%	3.35%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index	Fidelity ® VIP Index 500 Portfolio Adviser : Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.09%	26.19%	15.56%	11.92%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity ® VIP International Index Portfolio Adviser : Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.16%	16.16%	7.17%	—

Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity ® VIP Total Market Index Portfolio Adviser : Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.11%	26.07%	15.01%	—
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser : Lazard Asset Management LLC	1.15% *	22.61%	5.26%	2.29%

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.

C000021011 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity ® VIP Disciplined Small Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	20.85%
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	7.40%
C000199917 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies
Portfolio Company Name [Text Block]	Fidelity ® VIP Extended Market Index Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	17.44%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000020977 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income, while also considering growth of capital
Portfolio Company Name [Text Block]	Fidelity ® VIP High Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.30%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	3.35%
C000021014 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index
Portfolio Company Name [Text Block]	Fidelity ® VIP Index 500 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	26.19%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	11.92%
C000199919 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets
Portfolio Company Name [Text Block]	Fidelity ® VIP International Index Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	16.16%
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000199921 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks
Portfolio Company Name [Text Block]	Fidelity ® VIP Total Market Index Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	26.07%
Average Annual Total Returns, 5 Years [Percent]	15.01%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000028469 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Lazard Retirement Emerging Markets Equity Portfolio
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.15%	[1]
Average Annual Total Returns, 1 Year [Percent]	22.61%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	2.29%

[1]	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.